Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and 2020, by level, within the fair value hierarchy (in thousands):

	As of March 31, 2021				As of March 31, 2020
	Level 1	Level 2	Level 3	Balance as of March 31, 2021	Level 1	Level 2	Level 3	Balance as of March 31, 2020
Assets:
Money market funds	$1,420,597	$—	$—	$1,420,597	$1,874,662	$—	$—	$1,874,662
Investment in Sio common shares	48,487	—	—	48,487	45,329	—	—	45,329
Investment in Arbutus common shares	53,325	—	—	53,325	16,174	—	—	16,174
Investment in Arbutus convertible preferred shares	—	76,037	—	76,037	—	23,062	—	23,062
Other investments	11,129	—	—	11,129	8,880	—	—	8,880

Total assets at fair value	$1,533,538	$76,037	$—	$1,609,575	$1,945,045	$23,062	$—	$1,968,107

Liabilities:
Debt held by Dermavant with NovaQuest	$—	$—	$150,100	$150,100	$—	$—	$89,100	$89,100
Liability instruments measured at fair value	—	—	67,893	67,893	—	—	102,373	102,373

Total liabilities at fair value	$—	$—	$217,993	$217,993	$—	$—	$191,473	$191,473

Schedule of Fair Value of Unobservable Input Related To Options to Acquire Under Sumitomo Transaction Agreement

The fair value of the options to acquire the Company’s interest in Dermavant, Genevant, Lysovant, Metavant, Cytovant Parent, and Sinovant (collectively, the “Option Vants”) granted to Sumitomo under the Sumitomo Transaction Agreement as of March 31, 2021 and 2020 was calculated using significant unobservable inputs including the following:

	Range or Point Estimate Used
Input	As of March 31, 2021	As of March 31, 2020
Time to expiration (in years)	3.59	0.49 - 4.59
Risk-free rate	0.52%	0.15% - 0.35%
Volatility	89.0% - 95.0%	91.0% - 110.0%

Schedule of change in the fair value of the derivative warrant liabilities

The changes in fair value of the Level 3 liabilities during the years ended March 31, 2021 and 2020 were as follows (in thousands):

Balance at March 31, 2019	$103,628
Issuance of liability instruments measured at fair value	101,567
Changes in fair value of debt and liability instruments, included in net loss	(13,722)

Balance at March 31, 2020	191,473
Changes in fair value of debt and liability instruments, included in net loss	29,845
Liability instruments disposed due to deconsolidation of subsidiary	(3,325)

Balance at March 31, 2021	$217,993

Montes Archimedes Acquisition Corp.
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of March 31, 2021
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investment held in Trust Account
U.S. Treasury securties maturing on April 8, 2021	$410,790,002	$—	$—
Cash	994	—	—
Liabilities:
Derivative warrant liabilities—public warrants	17,455,520	—	—
Derivative warrant liabilities—private warrants	—	—	8,682,210

Total Fair Value	$428,246,515	$—	$8,682,210

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

	Fair Value Measured as of December 31, 2020
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investment held in Trust Account
U.S. Treasury securties maturing on April 8, 2021	$410,803,122	$—	$—
Cash	289	—	—
Liabilities:
Derivative warrant liabilities—public warrants	32,652,100	—	—
Derivative warrant liabilities—private warrants	—	—	16,445,130

Total Fair Value	$443,455,511	$—	$16,445,130

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and Marketable Securities held in Trust Accounting:
U.S. Treasury securities maturing on April 8, 2021	$410,803,122	$—	$—
Cash	$289	—	—

	$410,803,411	$—	$—

Liabilities:

Derivative warrant liabilities	$32,652,100	$—	$16,445,130

Schedule of Fair Value of Unobservable Input Related To Options to Acquire Under Sumitomo Transaction Agreement

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

As of March 31, 2021
Exercise price	$11.50
Stock Price	$9.78
Volatility	14.9%
Risk-free rate	1.01%
Dividend yield	0.0%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of October 9, 2020
Volatility	22.5%
Expected date of Business Combination	Mar-21
Risk-free rate	0.39%
Dividend yield	0.0%

Schedule of change in the fair value of the derivative warrant liabilities

The change in the fair value of the level 3 derivative warrant liabilities for three months ended March 31, 2021 is summarized as follows:

Derivative warrant liabilities at December 31, 2020	$16,445,130
Change in fair value of derivative warrant liabilities	(7,762,920)

Derivative warrant liabilities at March 31, 2021	$8,682,210

The change in the fair value of the derivative warrant liabilities for the period from July 6, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at July 6, 2020 (inception)	$—
Issuance of Public and Private Placement Warrants	45,509,340
Change in fair value of derivative warrant liabilities	3,587,890

Derivative warrant liabilities at December 31, 2020	$49,097,230